Condensed Consolidating Statements of Operations and Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net Sales	$ 365,262		$ 398,779	$ 740,557	$ 815,371	$ 1,722,489	$ 1,605,316	$ 1,360,854
Cost of products sold (exclusive of depreciation, amortization, and depletion)	323,185		338,480	660,465	691,008	1,460,290	1,410,770	1,242,743
Depreciation, Amortization, and Depletion	31,777		31,645	63,200	62,992	125,295	127,367	132,682
Selling, general, and administrative expenses	19,930		21,667	38,697	40,250	78,007	70,989	61,655
Goodwill impairment		10,551				10,551
Restructuring and other charges	(106)			(21)		24,464		979
Interest income	(382)		(412)	(762)	(824)	(1,614)	(124)	(241)
Interest expense	31,993		30,471	62,910	61,815	122,213	122,528	116,130
Other loss (income), net	(22,077)		(236)	7,493	25,940	25,812	(734)	(273,796)
Net income (loss)	(19,058)		(22,836)	(91,425)	(65,810)	(122,529)	(125,480)	80,702
Other comprehensive income (loss)	1,079		(199)	5,038	1,306	(12,404)	(2,685)	28,702
Comprehensive income (loss)	(17,979)		(23,035)	(86,387)	(64,504)	(134,933)	(128,165)	109,404
Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Interest income	(32,698)		(30,736)	(63,886)	(62,517)	(124,366)	(123,710)	(112,797)
Interest expense	32,698		30,736	63,886	62,517	124,366	123,710	112,797
Other loss (income), net	(21,727)		(1)	8,244	26,091	26,091	(255)	(31,266)
Equity in net income (loss) of subsidiaries	(40,785)		(22,837)	(83,181)	(39,719)	(96,438)	(125,480)	80,702
Net income (loss)	(19,058)		(22,836)	(91,425)	(65,810)	(122,529)	(125,225)	111,968
Other comprehensive income (loss)	1,079		(199)	5,038	1,306	(12,404)	(2,685)	28,702
Comprehensive income (loss)	(17,979)		(23,035)	(86,387)	(64,504)	(134,933)	(127,910)	140,670
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net Sales	365,262		398,779	740,557	815,371	1,722,489	1,605,316	1,360,854
Cost of products sold (exclusive of depreciation, amortization, and depletion)	323,185		338,480	660,465	691,008	1,460,290	1,410,770	1,242,743
Depreciation, Amortization, and Depletion	31,509		31,639	62,573	62,980	125,121	127,367	132,682
Selling, general, and administrative expenses	20,354		21,696	39,521	40,202	78,038	70,948	61,655
Goodwill impairment						10,551
Restructuring and other charges	(106)			(21)		24,464		979
Interest income	(382)		(386)	(762)	(782)	(1,560)	(123)	(241)
Interest expense	31,608		30,352	62,139	61,310	121,883	122,524	116,130
Other loss (income), net	(350)		(235)	(751)	(151)	(279)	(734)	(273,796)
Net income (loss)	(40,556)		(22,767)	(82,607)	(39,196)	(96,019)	(125,436)	80,702
Other comprehensive income (loss)	1,079		(199)	5,038	1,306	(12,404)	(2,685)	28,702
Comprehensive income (loss)	(39,477)		(22,966)	(77,569)	(37,890)	(108,423)	(128,121)	109,404
Non-Guarantor Subsidiary
Condensed Financial Statements, Captions [Line Items]
Depreciation, Amortization, and Depletion	268		6	627	12	174
Selling, general, and administrative expenses	(433)		(37)	(841)	(61)	(156)	21
Interest income			(26)		(42)	(54)	(1)
Interest expense	393		126	787	520	361	4
Net income (loss)	(228)		(69)	(573)	(429)	(325)	(24)
Comprehensive income (loss)	(228)		(69)	(573)	(429)	(325)	(24)
Non-Guarantor Affiliate
Condensed Financial Statements, Captions [Line Items]
Depreciation, Amortization, and Depletion	13		13	27	27	55
Selling, general, and administrative expenses	9		8	17	109	125	20
Interest income	(386)		(386)	(773)	(773)	(1,546)	(4)
Interest expense	378		379	757	758	1,515	4
Net income (loss)	(14)		(14)	(28)	(121)	(149)	(20)
Comprehensive income (loss)	(14)		(14)	(28)	(121)	(149)	(20)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Depreciation, Amortization, and Depletion	(13)		(13)	(27)	(27)	(55)
Interest income	33,084		31,122	64,659	63,290	125,912	123,714	112,797
Interest expense	(33,084)		(31,122)	(64,659)	(63,290)	(125,912)	(123,714)	(112,797)
Other loss (income), net							255	31,266
Equity in net income (loss) of subsidiaries	40,785		22,837	83,181	39,719	96,438	125,480	(80,702)
Net income (loss)	40,798		22,850	83,208	39,746	96,493	125,225	(111,968)
Other comprehensive income (loss)	(1,079)		199	(5,038)	(1,306)	12,404	2,685	(28,702)
Comprehensive income (loss)	$ 39,719		$ 23,049	$ 78,170	$ 38,440	$ 108,897	$ 127,910	$ (140,670)